Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life	50 years	50 years
Non-patented technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life	10 years